Cash and Restricted Cash	12 Months Ended
Mar. 31, 2022
Cash And Cash Equivalents Abstract
Cash and Restricted Cash [Text Block]

3. Cash and Restricted Cash

As at March 31, 2022 the Company has a cash and restricted cash balance of $6,888,322 (2021 - $15,207,948), which is comprised of cash totaling $884,784 (2021-$15,096,200), and restricted cash of $5,949,985 (2021 - nil) associated with deposits under a customer contract and restricted cash of $53,553 (2021 - $111,748), related to a contract for the sale of vehicles that will be returned to the Company two years after the acceptance of the vehicles by the customer, both of which are on deposit at major financial institutions in the United States. The Company has no cash equivalents as at March 31, 2022 or at March 31, 2021. Subsequent to the year-end Restricted Cash balance of $53,553 related to a contract for the sale of vehicles was returned to the Company (Note 26).